Payden Absolute Return Bond Fund

Schedule of Investments
- January 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (23%
)
1,400,000 AIMCO CLO 2018-BA 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.500%),
5.81%, 4/16/37 (a)(b) $ 1,410
2,030,000 American Credit Acceptance Receivables Trust
2024-3 144A, 5.73%, 7/12/30 (a) 2,053
900,000 American Credit Acceptance Receivables Trust
2024-3 144A, 6.04%, 7/12/30 (a) 916
1,450,000 Apidos CLO 2013-12A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.450%),
5.75%, 4/15/31 (a)(b) 1,452
800,000 Apidos CLO XXXII 2019-32A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.500%), 5.79%, 1/20/33 (a)(b) 801
1,700,000 ARES CLO Ltd. 2022-ALF3A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.600%), 5.90%, 7/25/36 (a)(b) 1,709
5,300,000 ARES LII CLO Ltd. 2019-52A 144A, (3 mo.
Term Secured Overnight Financing Rate +
0.880%), 0.00%, 4/22/31 (a)(b)(c) 5,300
1,700,000 Bain Capital Credit CLO 2019-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.550%), 5.85%, 10/17/32 (a)(b) 1,703
2,200,000 Buckhorn Park CLO Ltd. 2019-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.070%), 5.36%, 7/18/34 (a)(b) 2,200
2,000,000 Cairn CLO XIII DAC 2021-13X, (3 mo.
EURIBOR + 1.600%), 4.34%, 10/20/33
EUR (b)(d)(e) 2,073
1,000,000 CARS-DB4 LP 2020-1A 144A, 4.52%,
2/15/50 (a) 956
970,000 CARS-DB4 LP 2020-1A 144A, 4.95%,
2/15/50 (a) 862
2,000,000 Cifc Funding Ltd. 2023-3A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.600%),
5.89%, 1/20/37 (a)(b) 2,014
3,200,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
5.68%, 1/25/52 CAD (a)(e) 2,124
700,000 Cumulus Static CLO DAC 2024-1A 144A, (3
mo. EURIBOR + 1.900%), 4.92%, 11/15/33
EUR (a)(b)(e) 728
2,395,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 1.76%, 4/15/49 (a) 2,244
1,150,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 2.36%, 4/15/49 (a) 1,078
2,000,000 Diamond Issuer LLC 2021-1A 144A, 3.79%,
11/20/51 (a) 1,806
1,008,979 Driven Brands Funding LLC 2019-1A 144A,
4.64%, 4/20/49 (a) 1,003
1,217,804 Driven Brands Funding LLC 2020-2A 144A,
3.24%, 1/20/51 (a) 1,146
650,000 Dryden 39 Euro CLO DAC 2015-39A 144A,
(3 mo. EURIBOR + 0.950%), 3.74%, 4/15/35
EUR (a)(b)(e) 671
3,700,000 Dryden XXVI Senior Loan Fund 2013-26A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.712%), 6.01%, 4/15/29 (a)(b) 3,702
3,000,000 Exeter Automobile Receivables Trust 2022-1A
144A, 5.02%, 10/15/29 (a) 2,930
2,500,000 Exeter Automobile Receivables Trust 2022-2A
144A, 6.34%, 10/15/29 (a) 2,489
1,900,000 Exeter Automobile Receivables Trust 2022-4A
144A, 8.23%, 3/15/30 (a) 1,978
Principal
or Shares Security Description
Value
(000)
53 Exeter Automobile Receivables Trust 2021-2 ,
0.00%, 2/15/28 (c) $ 3,066
110 Flagship Credit Auto Trust , 0.00%, 3/15/29 (c) 156
3,500,000 Flexential Issuer 2021-1A 144A, 3.25%,
11/27/51 (a) 3,335
634,509 FORT CRE Issuer LLC 2022-FL3 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.850%), 6.20%, 2/23/39 (a)(b) 623
3,100,000 FORT CRE Issuer LLC 2022-FL3 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 2.250%), 6.60%, 2/23/39 (a)(b) 3,034
3,500,000 Galaxy XXII CLO Ltd. 2016-22A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.240%), 5.55%, 4/16/34 (a)(b) 3,505
1,300,000 Henley CLO VII DAC 7A 144A, (3 mo.
EURIBOR + 1.800%), 4.47%, 4/25/34 EUR (a)
(b)(e) 1,353
750,000 Hotwire Funding LLC 2024-1A 144A, 9.19%,
6/20/54 (a) 787
1,859,136 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A, 28.35%, 9/25/28 (a) 2,005
1,500,000 JPMorgan Chase Bank N.A.-CACLN 2021-3
144A, 9.81%, 2/26/29 (a) 1,517
1,300,000 Jubilee CLO DAC 2017-19X, (3 mo. EURIBOR
+ 1.250%), 3.92%, 7/25/30 EUR (b)(d)(e) 1,342
2,667,479 KREF Ltd. 2022-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.450%),
5.75%, 2/17/39 (a)(b) 2,674
2,700,000 Madison Park Funding Ltd. 2022-57A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.280%), 5.58%, 7/27/34 (a)(b) 2,716
4,300,000 Magnetite XIX Ltd. 2017-19A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.750%), 6.05%, 4/17/34 (a)(b) 4,321
2,584,833 Oak Street Investment Grade Net Lease Fund
2020-1A 144A, 3.39%, 11/20/50 (a) 2,486
4,200,000 OCP CLO Ltd. 2021-23A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.700%),
5.98%, 1/17/37 (a)(b) 4,200
2,500,000 Palmer Square Loan Funding Ltd. 2024-3A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.650%), 6.17%, 8/08/32 (a)(b) 2,509
1,350,000 Regatta XIII Funding Ltd. 2018-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.500%), 5.80%, 7/15/31 (a)(b) 1,352
1,000,000 Regatta XVI Funding Ltd. 2019-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.900%), 6.20%, 1/15/33 (a)(b) 1,002
3,400,000 Regatta XXII Funding Ltd. 2022-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.700%), 5.99%, 7/20/35 (a)(b) 3,409
2,100,000 Regatta XXII Funding Ltd. 2022-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
2.000%), 6.29%, 7/20/35 (a)(b) 2,110
2,400,000 RRE Loan Management DAC 16A 144A, (3
mo. EURIBOR + 1.680%), 4.47%, 10/15/36
EUR (a)(b)(e) 2,493
199,336 Santander Bank Auto Credit-Linked Notes 2022-
A 144A, 5.28%, 5/15/32 (a) 199
118,356 Santander Bank Auto Credit-Linked Notes 2022-
A 144A, 7.38%, 5/15/32 (a) 119
2,772,374 Santander Bank Auto Credit-Linked Notes 2022-
B 144A, 11.91%, 8/16/32 (a) 2,828

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
217,678 Santander Bank Auto Credit-Linked Notes 2022-
C 144A, 11.37%, 12/15/32 (a) $ 221
2,700,000 Santander Bank Auto Credit-Linked Notes 2022-
C 144A, 14.59%, 12/15/32 (a) 2,930
100 Santander Consumer Auto Receivables Trust
2021-B , 0.00%, 3/15/29 (c) 2,408
100 Santander Consumer Auto Receivables Trust
2021-C , 0.00%, 6/15/28 (c) 1,165
554,003 Santander Drive Auto Receivables Trust 2023-S1
144A, 8.14%, 4/18/28 (a) 562
1,597,031 Santander Drive Auto Receivables Trust 2023-S1
144A, 10.40%, 4/18/28 (a) 1,612
6,140 Santander Drive Auto Receivables Trust 2024-S2
144A, 0.00%, 12/16/28 (a)(c) 1,080
1,407,192 Santander Drive Auto Receivables Trust 2024-S1
144A, 6.53%, 3/16/29 (a) 1,413
126 Santander Drive Auto Receivables Trust 2023-
S1 , 0.00%,  (c) 3,181
2,400,000 Stack Infrastructure Issuer LLC 2020-1A 144A,
1.89%, 8/25/45 (a) 2,358
550,000 Stack Infrastructure Issuer LLC 2023-1A 144A,
5.90%, 3/25/48 (a) 555
2,000,000 Stack Infrastructure Issuer LLC 2023-2A 144A,
5.90%, 7/25/48 (a) 2,026
2,900,000 TierPoint Issuer LLC 2023-1A 144A, 6.00%,
6/25/53 (a) 2,907
85 United Auto Credit Securitization Trust 2022-2 ,
0.00%, 4/10/29 (c) —
6,000,000 Vantage Data Centers Issuer LLC 2020-1A 144A,
1.65%, 9/15/45 (a) 5,876
2,300,000 VB-S1 Issuer LLC-VBTEL 2022-1A 144A,
5.27%, 2/15/52 (a) 2,197
1,000,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
6.64%, 5/15/54 (a) 1,020
1,225,762 VMC Finance LLC 2022-FL5 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.900%), 6.26%, 2/18/39 (a)(b) 1,229
2,025,000 Westlake Automobile Receivables Trust 2023-
4A 144A, 7.19%, 7/16/29 (a) 2,117
3,000,000 Westlake Automobile Receivables Trust 2024-
3A 144A, 5.21%, 4/15/30 (a) 2,996
2,412,500 Zaxbys Funding LLC 2021-1A 144A, 3.24%,
7/30/51 (a) 2,206
Total Asset Backed (Cost - $145,988)
138,548
Bank Loans(f) (5%
)
723,188 Alpha Generation LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
1.750%), 7.06%, 9/30/31  728
1,648,214 American Airlines Inc. Term Loan 1L, (3 mo.
Term Secured Overnight Financing Rate +
4.750%), 9.31%, 4/20/28  1,690
595,486 Bangl LLC Term Loan B 1L, (3 mo. Term Secured
Overnight Financing Rate + 3.500%), 8.81%,
2/01/29  601
698,250 CPPIB OVM Member U.S. LLC Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 3.250%), 7.58%, 8/20/31  704
710,000 Dragon Buyer Inc. Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.250%),
7.58%, 9/30/31  714
700,000 Emg Utica Midstream Holdings LLC Term Loan
B 1L, (1 mo. Term Secured Overnight Financing
Rate + 4.000%), 4.00%, 10/24/29  704
Principal
or Shares Security Description
Value
(000)
1,800,000 EMRLD Borrower LP Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
1.500%), 6.83%, 8/04/31  $ 1,809
1,194,000 Epic Y Grade Services LP Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
4.750%), 10.04%, 6/29/29  1,200
1,827,628 Evergreen AcqCo 1 LP Term Loan 1L, (3 mo.
Term Secured Overnight Financing Rate +
5.750%), 8.08%, 4/26/28  1,844
1,346,538 Fertitta Entertainment LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.000%), 7.81%, 1/27/29  1,355
698,250 Fortress Intermediate 3 Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.500%), 7.81%, 6/27/31  700
944,540 Iron Mountain Information Management LLC
Term Loan B 1L, (1 mo. Term Secured Overnight
Financing Rate + 1.250%), 6.31%, 1/31/31  946
675,000 Leia Finco U.S. LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.250%), 7.54%, 10/09/31  676
822,938 Lightning Power LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.250%), 7.58%, 8/18/31  828
2,300,000 Madison Iaq LLC Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 3.250%),
6.76%, 6/21/28  2,307
899,106 McGraw-Hill Education Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
4.000%), 8.33%, 8/01/31  910
1,458,975 MIC Glen LLC Term Loan B2 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
8.68%, 7/21/28  1,471
673,313 Modena Buyer LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.500%), 8.79%, 7/01/31  638
1,925,000 Quikrete Holdings Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.250%), 2.25%, 1/31/32  1,937
850,000 Terex Corp. Term Loan 1L, (1 mo. Term Secured
Overnight Financing Rate + 0.750%), 6.31%,
10/08/31  856
1,025,000 Third Coast Infrastructure LLC Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 4.250%), 8.56%, 9/25/30  1,030
1,100,000 Transdigm Inc. Term Loan J 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.250%),
6.83%, 2/28/31  1,105
1,369,650 United Natural Foods Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.750%), 9.06%, 4/25/31  1,393
1,047,375 WaterBridge Midstream Operating LLC Term
Loan B 1L, (3 mo. Term Secured Overnight
Financing Rate + 4.750%), 9.08%, 6/27/29  1,050
Total Bank Loans (Cost - $27,019)
27,196
Corporate Bond (30%
)
1,150,000 Advantage Sales & Marketing Inc. 144A, 6.50%,
11/15/28 (a) 1,090
820,000 Ally Financial Inc. B, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868%), 4.70% (b)(g) 789
925,000 Altice France Holding SA 144A, 10.50%,
5/15/27 (a) 283

Principal
or Shares Security Description
Value
(000)
1,730,000 American Express Co. , (Secured Overnight
Financing Rate + 1.280%), 5.28%, 7/27/29 (b) $ 1,754
1,350,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 1.020%), 5.09%, 1/30/31 (b) 1,355
1,100,000 American Homes 4 Rent LP , 5.50%, 2/01/34  1,094
725,000 Apollo Global Management Inc. , (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.168%), 6.00%, 12/15/54 (b) 709
850,000 Ares Capital Corp. , 5.95%, 7/15/29  862
1,225,000 AutoZone Inc. , 5.40%, 7/15/34  1,223
525,000 Avis Budget Finance PLC , 7.00%, 2/28/29
EUR (d)(e) 566
2,400,000 Banco Santander SA , 5.59%, 8/08/28  2,446
2,150,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.000%), 5.16%, 1/24/31 (b) 2,157
750,000 BE Semiconductor Industries NV 144A, 4.50%,
7/15/31 EUR (a)(e) 805
900,000 Blue Owl Capital Corp. , 3.40%, 7/15/26  875
2,875,000 Boeing Co. , 5.04%, 5/01/27  2,875
1,000,000 Boeing Co. , 6.39%, 5/01/31  1,053
1,095,000 Bombardier Inc. 144A, 7.00%, 6/01/32 (a)(h) 1,118
1,500,000 BPCE SA , 3.88%, 1/11/29 EUR (d)(e) 1,601
2,550,000 Broadcom Inc. 144A, 4.00%, 4/15/29 (a) 2,462
1,950,000 Broadcom Inc. , 5.05%, 7/12/29  1,958
550,000 Bubbles Bidco SpA 144A, 6.50%, 9/30/31
EUR (a)(e) 581
1,175,000 CDW LLC/CDW Finance Corp. , 5.55%, 8/22/34  1,165
1,475,000 Centene Corp. , 3.38%, 2/15/30  1,323
2,450,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 2.30%,
2/01/32  1,944
1,425,000 CITGO Petroleum Corp. 144A, 6.38%,
6/15/26 (a) 1,430
2,475,000 Citigroup Inc. , (3 mo. Term Secured Overnight
Financing Rate + 1.652%), 3.67%, 7/24/28 (b) 2,404
1,700,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.351%), 3.06%, 1/25/33 (b) 1,470
1,250,000 Cleveland-Cliffs Inc. 144A, 6.88%, 11/01/29 (a) 1,255
725,000 Cleveland-Cliffs Inc. 144A, 7.38%, 5/01/33 (a) 722
1,200,000 CRH America Finance Inc. , 5.40%, 5/21/34  1,198
2,050,000 Delta Air Lines Inc./SkyMiles IP Ltd. 144A,
4.75%, 10/20/28 (a) 2,038
1,500,000 Deutsche Bank AG , (3 mo. EURIBOR +
1.500%), 4.13%, 4/04/30 EUR (b)(d)(e) 1,600
725,000 doValue SpA 144A, 3.38%, 7/31/26 EUR (a)(e) 743
1,825,000 Duke Energy Carolinas LLC , 4.85%, 3/15/30  1,828
1,050,000 Edge Finco PLC 144A, 8.13%, 8/15/31 GBP (a)
(e) 1,326
1,700,000 Eskom Holdings SOC Ltd. , 7.13%, 2/11/25 (d) 1,701
1,100,000 Evergy Inc. , (5 yr. US Treasury Yield Curve Rate
T Note Constant Maturity + 2.558%), 6.65%,
6/01/55 (b) 1,104
950,000 Expand Energy Corp. , 5.70%, 1/15/35  937
850,000 Extra Space Storage LP , 5.70%, 4/01/28  868
1,200,000 Fiesta Purchaser Inc. 144A, 7.88%, 3/01/31 (a) 1,242
1,290,000 Freedom Mortgage Holdings LLC 144A, 9.13%,
5/15/31 (a) 1,337
1,000,000 Frontier Communications Holdings LLC 144A,
5.00%, 5/01/28 (a) 991
1,600,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a) 1,600
3,600,000 General Motors Financial Co. Inc. , 4.90%,
10/06/29  3,542
Principal
or Shares Security Description
Value
(000)
3,650,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.135%), 4.69%,
10/23/30 (b) $ 3,587
3,050,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.410%), 3.10%,
2/24/33 (b) 2,649
1,450,000 Greensaif Pipelines Bidco Sarl 144A, 5.85%,
2/23/36 (a) 1,445
2,500,000 HCA Inc. , 5.88%, 2/01/29  2,559
1,950,000 Hewlett Packard Enterprise Co. , 5.00%,
10/15/34  1,903
1,050,000 Highland Holdings Sarl , 2.88%, 11/19/27
EUR (e) 1,090
560,000 Hilcorp Energy I LP/Hilcorp Finance Co. 144A,
6.88%, 5/15/34 (a) 541
1,800,000 Huntington Bancshares Inc. , (U.S. Secured
Overnight Financing Rate + 1.276%), 5.27%,
1/15/31 (b) 1,804
3,200,000 Hyundai Capital America 144A, 4.30%,
9/24/27 (a) 3,152
1,200,000 JAB Holdings BV , 5.00%, 6/12/33 EUR (d)(e) 1,359
4,125,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.860%), 4.51%, 10/22/28 (b) 4,093
1,525,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.340%), 4.95%, 10/22/35 (b) 1,472
950,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution Inc. 144A, 9.00%,
2/15/29 (a) 989
495,000 Kimmeridge Texas Gas LLC 144A, 8.50%,
2/15/30 (a) 497
1,300,000 Klepierre SA , 3.88%, 9/23/33 EUR (d)(e) 1,384
1,144,000 Kosmos Energy Ltd. , 7.75%, 5/01/27 (d) 1,109
1,250,000 LKQ Dutch Bond BV , 4.13%, 3/13/31 EUR (e) 1,333
1,100,000 Magnolia Oil & Gas Operating LLC/Magnolia
Oil & Gas Finance Corp. 144A, 6.88%,
12/01/32 (a) 1,106
615,000 Main Street Capital Corp. , 6.50%, 6/04/27  626
2,175,000 Micron Technology Inc. , 5.80%, 1/15/35  2,193
700,000 Millicom International Cellular SA , 4.50%,
4/27/31 (d) 621
1,100,000 Minerva Luxembourg SA , 8.88%, 9/13/33 (d) 1,159
3,675,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.100%), 4.65%, 10/18/30 (b) 3,610
1,750,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.108%), 5.23%, 1/15/31 (b) 1,759
625,000 NewCo Holding USD 20 Sarl 144A, 9.38%,
11/07/29 (a) 638
625,000 NextEra Energy Operating Partners LP 144A,
7.25%, 1/15/29 (a)(h) 629
1,175,000 NNN REIT Inc. , 5.50%, 6/15/34  1,174
195,000 Noble Finance II LLC 144A, 8.00%, 4/15/30 (a) 199
1,750,000 ONEOK Inc. , 4.25%, 9/24/27  1,727
3,760,000 Open Text Corp. 144A, 6.90%, 12/01/27 (a) 3,892
750,000 Organon & Co./Organon Foreign Debt Co.-Issuer
BV 144A, 5.13%, 4/30/31 (a)(h) 679
700,000 Organon & Co./Organon Foreign Debt Co.-Issuer
BV 144A, 7.88%, 5/15/34 (a)(h) 715
800,000 Paramount Global , 4.95%, 1/15/31  758
1,200,000 Patterson-UTI Energy Inc. , 7.15%, 10/01/33  1,257
1,550,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A, 5.88%, 11/15/27 (a) 1,589
2,275,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A, 5.25%, 7/01/29 (a) 2,285

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,275,000 Permanent TSB Group Holdings PLC , (ICE
1Year Euribor Swap Fix + 3.500%), 6.63%,
6/30/29 EUR (b)(d)(e) $ 1,465
1,400,000 Petroleos Mexicanos , 3.63%, 11/24/25 EUR (d)
(e) 1,428
800,000 Petroleos Mexicanos , 3.75%, 4/16/26 EUR (d)(e) 806
2,000,000 Petroleos Mexicanos , 6.49%, 1/23/27  1,935
300,000 Petroleos Mexicanos , 2.75%, 4/21/27 EUR (d)(e) 284
750,000 Petroleos Mexicanos , 4.88%, 2/21/28 EUR (d)(e) 726
875,000 PRA Group Inc. 144A, 8.88%, 1/31/30 (a) 916
675,000 Prime Healthcare Services Inc. 144A, 9.38%,
9/01/29 (a) 642
1,700,000 Rentokil Initial PLC , 0.50%, 10/14/28 EUR (d)
(e) 1,639
1,950,000 Rogers Communications Inc. , 5.30%, 2/15/34  1,892
2,100,000 Royal Bank of Canada , (U.S. Secured Overnight
Financing Rate + 1.030%), 5.15%, 2/04/31 (b) 2,109
1,800,000 Sagax AB , 4.38%, 5/29/30 EUR (d)(e) 1,935
1,450,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 1.940%), 5.35%,
9/06/30 (b) 1,442
4,000,000 SBA Tower Trust 144A, 1.63%, 11/15/26 (a) 3,767
2,200,000 SBA Tower Trust 144A, 6.60%, 1/15/28 (a) 2,255
575,000 Sisecam UK PLC , 8.63%, 5/02/32 (d)(h) 580
1,325,000 Smurfit Westrock Financing DAC 144A, 5.42%,
1/15/35 (a) 1,325
1,300,000 Stagwell Global LLC 144A, 5.63%, 8/15/29 (a) 1,256
1,050,000 Standard Building Solutions Inc. 144A, 6.50%,
8/15/32 (a) 1,061
650,000 Star Parent Inc. 144A, 9.00%, 10/01/30 (a) 685
850,000 Surgery Center Holdings Inc. 144A, 7.25%,
4/15/32 (a) 849
2,475,000 Synchrony Bank , 5.40%, 8/22/25  2,481
1,325,000 Tapestry Inc. , 5.50%, 3/11/35  1,306
1,500,000 Tesco Corporate Treasury Services PLC , 4.25%,
2/27/31 EUR (d)(e) 1,632
1,375,000 Truist Financial Corp. , (U.S. Secured Overnight
Financing Rate + 1.571%), 5.15%, 8/05/32 (b) 1,365
2,325,000 Uber Technologies Inc. , 4.30%, 1/15/30  2,259
1,250,000 UBS Group AG 144A, (1-Year SOFR ICE Swap
Rate + 1.340%), 5.62%, 9/13/30 (a)(b) 1,273
1,125,000 UDR Inc. , 5.13%, 9/01/34  1,091
1,775,000 UniCredit SpA , (3 mo. EURIBOR + 1.600%),
4.45%, 2/16/29 EUR (b)(d)(e) 1,916
1,225,000 Universal Music Group NV , 4.00%, 6/13/31
EUR (d)(e) 1,327
750,000 Veritiv Operating Co. 144A, 10.50%,
11/30/30 (a) 816
825,000 Viking Baked Goods Acquisition Corp. 144A,
8.63%, 11/01/31 (a) 809
781,000 Vistra Operations Co. LLC 144A, 5.13%,
5/13/25 (a) 782
900,000 Vistra Operations Co. LLC 144A, 6.95%,
10/15/33 (a) 967
2,895,000 VMware LLC , 1.80%, 8/15/28  2,609
900,000 W&T Offshore Inc. 144A, 10.75%, 2/01/29 (a) 900
1,500,000 Warnermedia Holdings Inc. , 4.28%, 3/15/32  1,325
642,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.980%), 4.81%, 7/25/28 (b) 641
4,950,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.740%), 5.57%, 7/25/29 (b) 5,044
900,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.110%), 5.24%, 1/24/31 (b) 905
Principal
or Shares Security Description
Value
(000)
2,875,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 2.020%), 5.39%, 4/24/34 (b) $ 2,853
1,000,000 Western Midstream Operating LP , 5.45%,
11/15/34  972
1,700,000 WMG Acquisition Corp. 144A, 3.75%,
12/01/29 (a) 1,570
Total Corporate Bond (Cost - $183,582)
182,846
Foreign Government (10%
)
1,250,000 Argentine Republic Government International
Bond , 4.13%, 7/09/35  852
1,750,000 Bank Gospodarstwa Krajowego 144A, 5.75%,
7/09/34 (a) 1,753
1,275,000 Bank Gospodarstwa Krajowego , 5.75%,
7/09/34 (d) 1,278
176,000,000 Brazil Letras do Tesouro Nacional , 10.91%,
7/01/25 BRL (c)(e) 28,583
1,700,000 Chile Government International Bond , 3.75%,
1/14/32 EUR (e) 1,778
1,310,000 Dominican Republic International Bond , 5.95%,
1/25/27 (d) 1,313
800,000 Dominican Republic International Bond , 7.05%,
2/03/31 (d) 827
1,390,000 Guatemala Government Bond , 4.38%,
6/05/27 (d) 1,342
600,000 Guatemala Government Bond 144A, 6.05%,
8/06/31 (a) 591
1,500,000 Guatemala Government Bond , 7.05%,
10/04/32 (d) 1,558
2,995,000 Hungary Government International Bond ,
6.13%, 5/22/28 (d) 3,059
250,000 Hungary Government International Bond ,
4.25%, 6/16/31 EUR (d)(e) 267
1,950,000 Ivory Coast Government International Bond ,
6.38%, 3/03/28 (d) 1,953
200,000 Ivory Coast Government International Bond ,
4.88%, 1/30/32 EUR (d)(e) 185
625,000 Ivory Coast Government International Bond ,
8.25%, 1/30/37 (d) 609
915,000 Nigeria Government International Bond , 6.13%,
9/28/28 (d) 845
2,800,000 Philippine Government International Bond ,
3.63%, 2/04/32 EUR (e) 2,907
675,000 Republic of Poland Government International
Bond , 3.88%, 10/22/39 EUR (d)(e) 701
120,200,000 Republic of South Africa Government Bond
Series 2037, 8.50%, 1/31/37 ZAR (e) 5,445
1,475,000 Republic of South Africa Government
International Bond , 4.85%, 9/30/29  1,383
400,000 Republic of Uzbekistan International Bond ,
5.38%, 2/20/29 (d) 380
900,000 Republic of Uzbekistan International Bond ,
3.70%, 11/25/30 (d) 760
1,125,000 Republic of Uzbekistan International Bond ,
6.90%, 2/28/32 (d) 1,108
1,450,000 Turkiye Government International Bond , 6.50%,
1/03/35  1,372
939,307 Zambia Government International Bond , 5.75%,
6/30/33 (d) 837
Total Foreign Government (Cost - $63,903)
61,686

Principal
or Shares Security Description
Value
(000)
Mortgage Backed (27%
)
1,600,000 Arbor Realty Commercial Real Estate Notes Ltd.
2021-FL1 144A, (1 mo. Term Secured Overnight
Financing Rate + 2.114%), 6.42%, 12/15/35 (a)
(b) $ 1,604
3,000,000 Bravo Residential Funding Trust 2025-NQM1
144A, 5.60%, 12/25/64 (a) 3,028
2,251,363 BRAVO Residential Funding Trust 2024-NQM7
144A, 6.06%, 10/27/64 (a) 2,249
3,000,000 BX Commercial Mortgage Trust 2021-VOLT
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.964%), 7.27%, 9/15/36 (a)(b) 2,981
789,064 BX Commercial Mortgage Trust 2021-SOAR
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.464%), 6.77%, 6/15/38 (a)(b) 790
1,675,000 BX Commercial Mortgage Trust 2024-AIRC
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.691%), 6.00%, 8/15/39 (a)(b) 1,689
3,950,000 BX Mortgage Trust 2025-BIO3 144A, 6.14%,
2/10/42 (a) 4,034
1,625,000 BX Trust 2024-VLT4 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.941%),
6.25%, 7/15/29 (a)(b) 1,634
799,000 CAMB Commercial Mortgage Trust 2019-LIFE
144A, (1 mo. Term Secured Overnight Financing
Rate + 3.547%), 7.85%, 12/15/37 (a)(b) 803
14,956,624 Cantor Commercial Real Estate Lending 2019-
CF1, 1.11%, 5/15/52 (i) 490
2,676,929 Colt Mortgage Loan Trust 2024-7 144A, 5.54%,
12/26/69 (a) 2,674
2,227,000 COLT Mortgage Loan Trust 2024-6 144A,
6.00%, 11/25/69 (a)(i) 2,197
2,389,578 Connecticut Avenue Securities Trust 2019-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.214%), 8.57%,
9/25/31 (a)(b) 2,555
905,607 Connecticut Avenue Securities Trust 2019-
HRP1 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.264%), 6.62%,
11/25/39 (a)(b) 910
1,900,000 Connecticut Avenue Securities Trust 2020-
SBT1 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.764%), 8.12%,
2/25/40 (a)(b) 2,000
1,910,474 Connecticut Avenue Securities Trust 2021-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.550%), 5.90%,
10/25/41 (a)(b) 1,919
4,175,000 Connecticut Avenue Securities Trust 2021-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.100%), 7.45%,
10/25/41 (a)(b) 4,299
1,100,000 Connecticut Avenue Securities Trust 2021-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.750%), 7.10%,
12/25/41 (a)(b) 1,131
1,475,000 Connecticut Avenue Securities Trust 2022-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.150%), 7.50%,
12/25/41 (a)(b) 1,526
Principal
or Shares Security Description
Value
(000)
3,763,000 Connecticut Avenue Securities Trust 2022-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.500%), 8.85%,
1/25/42 (a)(b) $ 3,969
2,944,520 Connecticut Avenue Securities Trust 2022-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.100%), 6.45%,
3/25/42 (a)(b) 2,984
800,000 Connecticut Avenue Securities Trust 2022-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.500%), 7.85%,
3/25/42 (a)(b) 839
4,100,000 Connecticut Avenue Securities Trust 2022-
R04 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 5.250%), 9.60%,
3/25/42 (a)(b) 4,435
1,300,000 Connecticut Avenue Securities Trust 2022-R03
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 6.250%), 10.60%,
3/25/42 (a)(b) 1,432
1,129,210 Connecticut Avenue Securities Trust 2022-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.750%), 7.10%,
5/25/42 (a)(b) 1,159
934,414 Connecticut Avenue Securities Trust 2022-
R07 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.950%), 7.30%,
6/25/42 (a)(b) 965
7,169,312 Connecticut Avenue Securities Trust 2023-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.500%), 6.85%,
4/25/43 (a)(b) 7,312
1,460,127 Connecticut Avenue Securities Trust 2023-
R04 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.300%), 6.65%,
5/25/43 (a)(b) 1,494
734,743 Connecticut Avenue Securities Trust 2023-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.700%), 6.05%,
7/25/43 (a)(b) 739
1,100,000 Connecticut Avenue Securities Trust 2023-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.700%), 7.05%,
7/25/43 (a)(b) 1,142
2,925,386 Connecticut Avenue Securities Trust 2023-
R07 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.950%), 6.30%,
9/25/43 (a)(b) 2,945
1,600,000 Connecticut Avenue Securities Trust 2023-
R08 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.500%), 6.85%,
10/25/43 (a)(b) 1,653
761,579 Connecticut Avenue Securities Trust 2024-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.100%), 5.45%,
2/25/44 (a)(b) 762
3,984,161 Cross Mortgage Trust 2024-H8 144A, 5.55%,
12/25/69 (a)(i) 3,988
2,500,000 Cross Mortgage Trust 2025-H1 144A, 5.74%,
2/25/70 (a)(i) 2,503
1,425,000 DBGS Mortgage Trust 2018-BIOD 144A, (1
mo. Term Secured Overnight Financing Rate +
2.296%), 6.60%, 5/15/35 (a)(b) 1,415

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
2,550,000 DBGS Mortgage Trust 2018-BIOD 144A, (1
mo. Term Secured Overnight Financing Rate +
2.796%), 7.10%, 5/15/35 (a)(b) $ 2,530
1,270,850 Extended Stay America Trust 2021-ESH 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 2.964%), 7.27%, 7/15/38 (a)(b) 1,278
2,848,457 Extended Stay America Trust 2021-ESH 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 3.814%), 8.12%, 7/15/38 (a)(b) 2,868
2,500,000 Fannie Mae Connecticut Avenue Securities
2018-C01, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.664%), 8.02%,
7/25/30 (b) 2,699
3,400,000 Fannie Mae Connecticut Avenue Securities 2021-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.300%), 7.65%,
11/25/41 (a)(b) 3,519
2,019,261 Freddie Mac STACR REMIC Trust 2021-DNA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.100%), 6.45%,
10/25/33 (a)(b) 2,078
3,900,000 Freddie Mac STACR REMIC Trust 2021-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.350%), 7.70%,
9/25/41 (a)(b) 4,029
5,600,000 Freddie Mac STACR REMIC Trust 2021-DNA6
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.400%), 7.75%,
10/25/41 (a)(b) 5,794
4,850,000 Freddie Mac STACR REMIC Trust 2021-DNA7
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.650%), 8.00%,
11/25/41 (a)(b) 5,052
4,200,000 Freddie Mac STACR REMIC Trust 2022-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.400%), 6.75%,
2/25/42 (a)(b) 4,305
1,291,180 Freddie Mac STACR REMIC Trust 2023-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.100%), 6.45%,
3/25/43 (a)(b) 1,310
1,669,106 Freddie Mac STACR REMIC Trust 2023-HQA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.000%), 6.35%,
6/25/43 (a)(b) 1,683
938,025 Freddie Mac STACR REMIC Trust 2023-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.850%), 6.20%,
11/25/43 (a)(b) 944
2,336,188 Freddie Mac STACR REMIC Trust 2023-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.850%), 6.20%,
11/25/43 (a)(b) 2,368
1,553,853 Freddie Mac STACR REMIC Trust 2024-HQA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.250%), 5.60%,
3/25/44 (a)(b) 1,560
2,568,114 Freddie Mac STACR REMIC Trust 2024-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.200%), 5.55%,
5/25/44 (a)(b) 2,578
Principal
or Shares Security Description
Value
(000)
653,334 Freddie Mac STACR REMIC Trust 2022-DNA7
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.500%), 6.85%,
3/25/52 (a)(b) $ 663
1,261,930 Frost CMBS DAC 2021-1A 144A, (Sterling
Overnight Index Average + 2.900%), 7.63%,
11/20/33 GBP (a)(b)(e) 1,551
1,400,000 Greystone CRE Notes 2024-HC3 144A, (1
mo. Term Secured Overnight Financing Rate +
4.432%), 8.74%, 3/15/41 (a)(b) 1,407
2,880,000 HIH Trust 2024-61P 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.842%),
6.15%, 10/15/41 (a)(b) 2,901
35,389 JP Morgan Mortgage Trust 2017-5 144A,
5.11%, 10/26/48 (a)(i) 36
3,904,888 LCCM 2017-LC26 144A, 1.51%, 7/12/50 (a)(i) 102
1,800,000 Life Mortgage Trust 2022-BMR2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.295%), 5.60%, 5/15/39 (a)(b) 1,768
5,900,000 OBX 2025-NQM2 144A, 5.60%, 11/25/64 (a)(i) 5,900
1,712,649 OBX Trust 2024-NQM8 144A, 6.23%,
5/25/64 (a) 1,727
1,298,192 OBX Trust 2024-NQM13 144A, 5.42%,
6/25/64 (a) 1,288
2,064,811 OBX Trust 2024-NQM12 144A, 5.48%,
7/25/64 (a) 2,061
1,562,320 OBX Trust 2024-NQM14 144A, 4.94%,
9/25/64 (a) 1,545
2,318,219 OBX Trust 2024-NQM15 144A, 5.32%,
10/25/64 (a) 2,307
4,116,647 OBX Trust 2024-NQM18 144A, 5.41%,
10/25/64 (a)(i) 4,116
1,300,000 OBX Trust 2024-NQM18 144A, 6.17%,
10/25/64 (a)(i) 1,299
2,360,804 THPT Mortgage Trust 2023-THL 144A, 6.99%,
12/10/34 (a)(i) 2,417
845,949 TTAN 2021-MHC 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.514%), 6.82%,
3/15/38 (a)(b) 847
3,722,521 Verus Securitization Trust 2024-R1 144A,
5.22%, 9/25/69 (a)(i) 3,700
1,500,000 Verus Securitization Trust 2024-8 144A, 5.99%,
10/25/69 (a)(i) 1,494
3,471,472 Verus Securitization Trust 2024-9 144A, 5.44%,
11/25/69 (a)(i) 3,466
1,075,000 Verus Securitization Trust 2024-9 144A, 6.20%,
11/25/69 (a)(i) 1,071
4,869,298 Wells Fargo Commercial Mortgage Trust 2018-
C46, 0.91%, 8/15/51 (i) 103
Total Mortgage Backed (Cost - $165,703)
164,613
U.S. Treasury (2%
)
11,300,000 U.S. Treasury Note, 4.25%, 12/31/26
(Cost - $11,295) 11,308
Investment Company (3%
)
6,997,183 Payden Cash Reserves Money Market Fund* 6,997
1,937,982 Payden Emerging Markets Local Bond Fund, SI
Class* 8,740
Total Investment Company (Cost - $16,027)
15,737
Purchased Swaptions  (0%
)
Total Purchased Swaptions (Cost - $410) 127
Purchase Options  (0%
)
Total Purchase Options (Cost - $164) 73

Principal
or Shares Security Description
Value
(000)
Total Investments, Before Written Swaptions
(Cost - $614,091) (100%)
$ 602,134
Written Swaptions  (0%)
Total Written Swaptions (Cost - $(133)) (64)
Total Investments (Cost - $613,958) (100%)
602,070
Liabilities in excess of Other Assets (0%)
(943)
Net Assets (100%) $ 601,127
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2025.
(c) Yield to maturity at time of purchase.
(d) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e) Principal in foreign currency.
(f) Floating rate security. The rate shown reflects the rate in effect at January 31,
2025. The stated maturity is subject to prepayments.
(g) Perpetual security with no stated maturity date.
(h) All or a portion of these securities are on loan. At January 31, 2025, the total market value of the Fund’s securities on loan is $2,156 and the total market value of the collateral held by the Fund is $2,229. Amounts in 000s.
(i) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Purchase Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - 0.0%
S&P 500 Index 42 $ 73 $ 5700 02/28/2025 $73 Put
Purchased Swaptions
Description Counterparty
Notional
Amount
(000s)
Expiration
Date
Value
(000s) Call/Put
Purchased Swaptions - 0.0%
Protection Bought (Relevant Credit: Markit CDX,
North America High Yield 43 Index), Pay 0.34%
Quarterly, Receive upon credit default Barclays Bank PLC $ 121,700 02/19/2025 $ 127 Put
Written Swaptions
Description Counterparty
Notional
Amount
(000s)
Expiration
Date
Value
(000s) Call/Put
Written Swaptions - (0.0%)
Protection Sold (Relevant Credit: Markit CDX,
North America High Yield 43 Index), Receive 0.11%
Quarterly, Pay upon credit default Barclays Bank PLC 121,700 02/19/2025 (64) Put

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
AUD 4,758
USD  2,931 HSBC Bank USA, N.A. 02/21/2025 $ 27
GBP 1,150
USD  1,400 Barclays Bank PLC 03/19/2025 26
USD 4,689
GBP  3,551 Barclays Bank PLC 03/19/2025 286
USD 2,182
AUD  3,364 BNP PARIBAS 02/21/2025 91
USD 4,466
EUR  4,218 BNP PARIBAS 02/21/2025 86
USD 2,556
CAD  3,437 Citibank, N.A. 03/19/2025 187
USD 29,246
BRL  170,093 HSBC Bank USA, N.A. 02/12/2025 241
USD 4,391
CAD  6,117 HSBC Bank USA, N.A. 02/21/2025 179
USD 4,444
CHF  3,883 HSBC Bank USA, N.A. 02/21/2025 171
USD 2,238
EUR  2,150 HSBC Bank USA, N.A. 03/19/2025 3
USD 5,627
ZAR  103,625 State Street Bank & Trust Co. 02/21/2025 90
USD 50,048
EUR  44,939 State Street Bank & Trust Co. 03/19/2025 3,324
4,711
Liabilities:
AUD 3,364 USD  2,124 BNP PARIBAS 02/21/2025 (32)
CAD 6,117 USD  4,263 HSBC Bank USA, N.A. 02/21/2025 (51)
CHF 3,883 USD  4,278 HSBC Bank USA, N.A. 02/21/2025 (4)
EUR 11,970 USD  12,993 State Street Bank & Trust Co. 03/19/2025 (548)
JPY 452,600 USD  2,944 BNP PARIBAS 02/21/2025 (19)
MXN 43,500 USD  2,140 BNP PARIBAS 02/21/2025 (48)
USD 2,857 EUR  2,750 BNP PARIBAS 03/19/2025 (2)
USD 5,850 GBP  4,773 HSBC Bank USA, N.A. 02/21/2025 (67)
USD 2,082 MXN  43,500 State Street Bank & Trust Co. 02/21/2025 (10)
(781)
Net Unrealized Appreciation (Depreciation)
$3,930
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
Euro-Buxl 30-Year Bond Future 4 Mar-25 $ 535 $ (49) $ (49)
U.S. Treasury 2-Year Note Future 2,825 Mar-25 580,891 (201) (201)
a a
(250)
Short Contracts:
Euro-Bobl Future 104 Mar-25 (12,669) 211 211
Euro-Bund Future 36 Mar-25 (4,949) 158 158
Euro-Schatz Future 48 Mar-25 (5,319) 27 27
Long Gilt Future 9 Mar-25 (1,035) 5 5
U.S. 10-Year Ultra Future 287 Mar-25 (31,965) 379 379
U.S. Long Bond Future 4 Mar-25 (456) 10 10
U.S. Treasury 10-Year Note Future 105 Mar-25 (11,429) 227 227
U.S. Treasury 5-Year Note Future 711 Mar-25 (75,644) 432 432
U.S. Ultra Bond Future 191 Mar-25 (22,628) (82) (82)
a a
1,367
Total Futures
$1,117

Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit: Markit CDX, North
America High Yield Series 43 Index), Pay 5% Quarterly,
Receive upon credit default 12/20/2029 $23,600 $(2,062) $(1,736) $(326)